Finance Cost and Income	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Finance Cost and Income
11.	FINANCE COST AND INCOME

RECOGNIZED IN PROFIT OR LOSS

FINANCE COSTS

Million US dollar	2017	2016	2015

Interest expense	(4 314)	(4 092)	(1 833)
Capitalization of borrowing costs	22	12	28
Net interest on net defined benefit liabilities	(101)	(113)	(118)
Accretion expense	(614)	(648)	(326)
Net foreign exchange losses (net of the effect of foreign exchange derivative instruments)	(304)	(21)	—
Net losses on hedging instruments that are not part of a hedge accounting relationship	(674)	(797)	—
Tax on financial transactions	(68)	(70)	(61)
Other financial costs, including bank fees	(139)	(131)	(107)

	(6 192)	(5 860)	(2 417)

Exceptional finance cost	(693)	(3 522)	(725)

	(6 885)	(9 382)	(3 142)

Finance costs, excluding exceptional items, increased by 332m US dollar compared to 2016 mainly as a result of interest expense on the bonds issued in 2016 to fund the combination with SAB, as well as interest expenses on the legacy debt of SAB. 2016 finance costs, excluding exceptional items, increased by 3 443m US dollar from prior year driven by higher interest expense, mainly as a result of the issuance of bonds in January and March 2016 in connection with the funding of the combination with SAB, as well as higher accretion expenses and net losses on hedging instruments that are not part of a hedge accounting relationship.

Mark-to-market result on certain derivatives related to the hedging of share-based payment programs reached net losses of 291m US dollar in 2017 (2016: 384m US dollar cost; 2015: 844m US dollar).

Borrowing costs capitalized relate to the capitalization of interest expenses directly attributable to the acquisition and construction of qualifying assets mainly in Brazil and China. Interest is capitalized at a borrowing rate ranging from 4% to 8%.

Exceptional net finance cost for 2017 includes:

•	261m US dollar foreign exchange translation losses on intragroup loans that were historically reported in equity and were recycled to profit and loss account, upon the reimbursement of these loans;

•	44m US dollar related to the Brazilian Federal Tax Regularization Program entered into by Ambev – see note 12 Income taxes;

•	100m US dollar related to accelerated accretion expenses associated to the repayment of the 2015 senior facilities agreement and the early redemption of certain notes. See also Note 24 Interest-bearing loans and borrowings;

•	146m US dollar resulting from mark-to-market adjustments on derivative instruments entered into to hedge the deferred share instrument issued in a transaction related to the combination with Grupo Modelo. By 31 December 2017, 100% of the deferred share instrument had been hedged at an average price of approximately 68 euro per share. See also Note 23 Changes in equity and earnings per share;

•	142m US dollar resulting from mark-to-market adjustments on derivatives entered into to hedge the restricted shares issued in connection with the combination with SAB.

2016 exceptional finance cost mainly relates to:

•	2 693m US dollar negative mark-to-market adjustments related to the portion of the foreign exchange hedging of the purchase price of the combination with SAB that did not qualify for hedge accounting as per IFRS rules;

•	306m US dollar related to accelerated accretion expenses associated to the 2015 senior facilities agreement, as well as commitment fees and other fees;

•	304m US dollar resulting from mark-to-market adjustments on derivative instruments entered into to hedge the deferred share instrument issued in a transaction related to the combination with Grupo Modelo and

•	127m US dollar resulting from mark-to-market adjustments on derivatives entered into to hedge the restricted shares issued in connection with the combination with SAB.

Interest expense is presented net of the effect of interest rate derivative instruments hedging AB InBev’s interest rate risk – see also Note 29 Risks arising from financial instruments.

FINANCE INCOME

Million US dollar	2017	2016	2015

Interest income	287	561	339
Net foreign exchange gains (net of the effect of foreign exchange derivative instruments)	—	—	378
Net gains on hedging instruments that are not part of a hedging accounting relationship	—	—	399
Other financial income	91	91	62

	378	652	1 178

Exceptional finance income	—	166	511

	378	818	1 689

No interest income was recognized on impaired financial assets.

The interest income stems from the following financial assets:

Million US dollar	2017	2016	2015

Cash and cash equivalents	207	479	254
Investment debt securities held for trading	16	16	37
Other loans and receivables	64	66	48

	287	561	339

The interest income on other loans and receivables includes the interest accrued on cash deposits given as guarantees for certain legal proceedings pending resolution.

For further information on instruments hedging AB InBev’s foreign exchange risk see Note 29 Risks arising from financial instruments.